Lease Liabilities (Details) - Wisecome Oil Pte. Ltd. [Member] - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Jun. 28, 2024	Dec. 31, 2023
Lease Liabilities [Line Items]
Lease term			2 years
Discount rate			5.25%
operating lease liabilities		$ 70,000